iShares
®
U.S. Basic Materials ETF
Schedule of Investments
(unaudited)
January 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .6%
Carpenter Technology Corp. ................. 60,374 $ 19,188,668
Hexcel Corp. ............................ 99,271 8,220,632
27,409,300
a
Chemicals  —  45 .3%
Air Products and Chemicals, Inc. .............. 175,891 47,930,297
Albemarle Corp. ......................... 147,410 25,152,568
Ashland, Inc. ............................ 56,961 3,483,735
Celanese Corp. .......................... 137,219 6,098,012
CF Industries Holdings, Inc. .................. 202,256 18,856,327
Eastman Chemical Co. ..................... 143,993 9,981,595
Ecolab, Inc. ............................ 252,980 71,337,830
Element Solutions, Inc. ..................... 282,510 8,221,041
FMC Corp. ............................. 155,463 2,456,315
Huntsman Corp. ......................... 205,880 2,227,622
International Flavors & Fragrances, Inc. .......... 321,409 22,437,562
Linde PLC ............................. 460,597 210,479,011
LyondellBasell Industries N.V. , Class A .......... 321,388 15,748,012
Mosaic Co. (The) ......................... 395,875 10,886,563
NewMarket Corp. ......................... 7,030 4,715,654
Olin Corp. .............................. 143,854 2,993,602
Scotts Miracle-Gro Co. (The) ................. 54,863 3,523,302
Solstice Advanced Materials, Inc.
(a)
............. 199,487 12,322,312
Westlake Corp. .......................... 41,864 3,320,652
482,172,012
a
Containers & Packaging  —  4 .1%
Avery Dennison Corp. ...................... 96,498 17,901,344
International Paper Co. ..................... 647,413 26,103,692
44,005,036
a
Machinery  —  4 .3%
Mueller Industries, Inc. ..................... 136,031 18,519,261
RBC Bearings, Inc.
(a)
...................... 38,881 19,427,669
Timken Co. (The) ......................... 78,480 7,313,551
45,260,481
a
Security Shares Value
a
Metals & Mining  —  39 .6%
Alcoa Corp. ............................. 324,214 $ 18,418,597
Anglogold Ashanti PLC ..................... 437,104 40,593,849
Cleveland-Cliffs, Inc.
(a)
..................... 703,095 9,674,587
Freeport-McMoRan, Inc. .................... 1,447,631 87,190,815
MP Materials Corp. , Class A
(a) (b)
............... 163,883 9,631,404
Newmont Corp. .......................... 1,092,628 122,756,756
Nucor Corp. ............................ 207,477 36,872,812
Reliance, Inc. ........................... 65,482 21,576,319
Royal Gold, Inc. .......................... 102,839 27,078,537
Southern Copper Corp. ..................... 104,464 19,881,589
Steel Dynamics, Inc. ....................... 156,617 28,123,715
421,798,980
a
Trading Companies & Distributors  —  3 .9%
Fastenal Co. ............................ 947,734 41,093,746
a
a
Total Long-Term Investments — 99.8%
(Cost: $ 1,026,016,326 ) ............................... 1,061,739,555
a
Short-Term Securities
Money Market Funds  —  1 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(c) (d) (e)
...................... 10,379,723 10,384,913
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(c) (d)
............................ 1,412,927 1,412,927
a
Total Short-Term Securities — 1.1%
(Cost: $ 11,797,840 ) ................................. 11,797,840
Total Investments — 100.9%
(Cost: $ 1,037,814,166 ) ............................... 1,073,537,395
Liabilities in Excess of Other Assets — ( 0 .9 ) % ............... (9,837,783)
Net Assets — 100.0% ................................. $ 1,063,699,612
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 6,013,342  $ 4,369,772
(a)
$ —  $ 2,182  $ (383) $ 10,384,913  10,379,723  $ 15,141
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 851,975  560,952
(a)
—  —  —  1,412,927  1,412,927  25,022  —
$ —  $ 2,182  $ (383)
$ 11,797,840
$ 40,163  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
U.S. Basic Materials ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Materials Select Sector Index ......................................................... 20 03/20/26 $ 2,098 $ 92,031
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,061,739,555  $ —  $ —  $ 1,061,739,555
Short-Term Securities
Money Market Funds ...................................... 11,797,840  —  —  11,797,840
$ 1,073,537,395  $ —  $ —  $ 1,073,537,395
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 92,031  $ —  $ —  $ 92,031
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.